CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts | ¥	¥ 10,726	¥ 1,767
Accounts payable	877,093	886,340
Accrued expenses and other current liabilities	¥ 581,122	¥ 322,668
Common Class A [Member]
Ordinary shares:
Shares authorized	470,000,000	470,000,000
Shares issued	174,918,929	159,247,873
Shares outstanding	174,918,929	159,247,873
Common Class B [Member]
Ordinary shares:
Shares authorized	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738
VIE [Member]
Accounts receivable, allowance for doubtful accounts | ¥	¥ 10,726	¥ 1,767
Accounts payable | ¥	5,048	4,891
Accrued expenses and other current liabilities | ¥	¥ 14,520	¥ 6,884